Stockholders' Equity (Details Narrative) (10-K) - USD ($)																					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 18, 2019	Apr. 05, 2019	Nov. 16, 2018	Jul. 23, 2018	Apr. 24, 2018	Apr. 23, 2018	Apr. 20, 2018	Jan. 02, 2018	Dec. 19, 2017	Nov. 29, 2017	Nov. 27, 2017	Oct. 10, 2017	May 25, 2017	Apr. 04, 2017	Mar. 28, 2017	Mar. 22, 2017	Mar. 15, 2017	Mar. 09, 2017	Feb. 28, 2017	Feb. 13, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 13, 2018	Oct. 11, 2018	Dec. 07, 2017	Apr. 19, 2015
Reverse stock split	one-for 30 reverse split	one-for 30 reverse split																		one-for-60
Debt instrument principal amount																					$ 53,000		$ 53,000
Common stock, shares authorized																					975,000,000		975,000,000		975,000,000	975,000,000
Preferred stock, shares issued																	1,160,941
Preferred stock, par value																	$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of common stock shares issued, value																					$ 461,383		$ 1,146,389
Common stock, par value																					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued																					18,884,424		18,884,424		375,455,986	363,043,769
Proceeds from warrants exercise value																							$ 228,370		$ 57,000
Common Stock [Member]
Number of common stock shares issued																					1,909,946		4,374,741
Number of common stock shares issued, value																					$ 1,910		$ 4,375
Cashless warrant exercise, shares				268,817																		8,961		8,961	268,817	81,856,798
Warrants [Member]
Cashless warrant exercise, shares				555,556
Series A Warrants [Member]
Number of warrant shares issued																											4,000,000
Warrants issued to purchase of shares of common stock																					725,564		725,564
Cash warrant exercise, shares			2,850,000
Proceeds from warrants exercise value			$ 57,000
Series A Warrants [Member] | Maximum [Member]
Number of warrant shares issued																											1,000,000
Warrant price per share exceeds																											$ 0.085
Series A Warrants [Member] | Minimum [Member]
Warrant price per share exceeds																											$ 0.02
Investor One [Member] | Series C Warrants [Member]
Warrants issued to purchase of shares of common stock																												13,750,000
Investor One [Member] | Warrants [Member]
Warrants issued to purchase of shares of common stock																												55,000,000
Investor Two [Member] | Series C Warrants [Member]
Warrants issued to purchase of shares of common stock																												13,750,000
Investor Two [Member] | Warrants [Member]
Warrants issued to purchase of shares of common stock																												55,000,000
Investor Three [Member] | Series C Warrants [Member]
Warrants issued to purchase of shares of common stock																												13,750,000
Investor Three [Member] | Warrants [Member]
Warrants issued to purchase of shares of common stock																												55,000,000
Investor Four [Member] | Series C Warrants [Member]
Warrants issued to purchase of shares of common stock																												13,750,000
Investor Four [Member] | Warrants [Member]
Warrants issued to purchase of shares of common stock																												55,000,000
January Agreement [Member]
Common stock, shares authorized																		12,052,344
Number of warrant shares issued																		30,130,861
Preferred stock, shares issued																		210,919
April Agreement [Member]
Common stock, shares authorized																		20,110,699
Number of warrant shares issued																		28,154,980
Preferred stock, shares issued																		104,391
Note Offer [Member]
Preferred stock, shares issued																		1,160,941
January Offer [Member]
Preferred stock, shares issued																		1,160,941
April Offer [Member]
Preferred stock, shares issued																		1,160,941
January Agreement and April Agreement [Member]
Common stock, shares authorized																														14,517,352
Number of warrant shares issued																														112,782,487
CSC Agreement [Member]
Number of common stock shares issued																833,333
Number of common stock shares issued, value																$ 61,667
Payment to acquire cash payment																$ 200,000
Settlement Agreement [Member] | RK Equity Advisors, LLC and Pickwick Capital Partners, LLC [Member]
Number of common stock issued to convert estimated liability														125,000
Debt conversion price per share														$ 0.10
Common stock, par value														$ 0.001
Value of common stock issued to convert estimated liability														$ 10,000
Securities Purchase Agreement [Member]
Proceeds from investments												$ 100,000
October 2017 Securities Purchase Agreement [Member]
Common stock, shares issued																													4,400,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued																					0		0		0	25,877
Conversion of common stock, shares issued								5,175,400
Conversion of common stock, shares converted								25,877
Series C Convertible Preferred Stock [Member] | Four Institutional Investors [Member]
Proceeds from issuance of preferred stock													$ 1,000,000
Preferred stock convertible, value													$ 1,111,111
Series C-1 Convertible Preferred Stock [Member]
Number of common stock shares issued
Number of common stock shares issued, value
Conversion of common stock, shares issued					2,549,200	1,176,600	392,200
Conversion of common stock, shares converted					12,746	5,883	1,961
Cashless warrant exercise, shares
Series C-1 Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Series B Warrants [Member]
Proceeds from issuance of preferred stock												$ 750,000
Warrant price per share exceeds												$ 0.135
Equity price per share												$ 0.085
Series C-1 Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Series B Warrants [Member] | Bitcoin [Member]
Proceeds from issuance of preferred stock												$ 250,000
Senior Convertible Notes [Member]
Debt instrument principal amount																		$ 868,897
Original issue discount percentage																		5.00%
Notes interest rate percentage																		10.00%
Debt maturity date																		Sep. 16, 2016
Junior Convertible Notes [Member]
Debt instrument principal amount																		$ 175,000
Original issue discount percentage																		20.00%
Debt maturity date																		Dec. 05, 2016
8% Convertible Notes [Member]
Debt instrument principal amount																		$ 220,000
Debt maturity date																		Jun. 06, 2017
Senior Warrants [Member]
Debt convertible into warrant, shares																		97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability																		845,631
2017 Activities [Member]
Reverse stock split																			one-for-60
Number of common stock shares issued																			4,370
Number of common stock shares issued for cashless exercise of warrants									81,856,798								81,856,798
Warrants issued to purchase of shares of common stock									111,244,318								111,244,318
2017 Activities [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability															1,135,064											1,135,064
Common stock, shares issued															227,012,800											227,012,800
2017 Activities [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability										79,368	79,368
Common stock, shares issued										15,873,600	15,873,600
2017 Activities [Member] | Series C-1 Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability											14,706
Common stock, shares issued											2,941,200